CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash		$ 182,794	$ 518,196
Restricted cash	[1]	167,910	4,175
Investments - available for sale		0	84,862
Prepaid expenses and advances		41,974	61,792
Due from optionee	[1]	28,557	1
Due from related party	[2]	0	4,742
VAT receivables		36,666	43,176
Other receivables		30,559	19,438
Current assets		488,460	736,382
Non-current assets
Property deposits	[3]	177,613	218,202
Exploration and evaluation assets	[1]	1,407,915	1,479,204
Equipment	[4]	56,117	48,137
Non-current assets		1,641,645	1,745,543
Total assets		2,130,105	2,481,925
Current liabilities
Funds held for optionees		167,910	4,175
Accounts payable and accrued liabilities		138,845	55,863
Accounts payable owed by optionees		88,687	119,811
Due to related parties		59,523	72,107
Current portion of long-term loan		6,393	0
Current liabilities		461,358	251,956
Non-current liabilities
Long-term loan		24,058	0
Non-current liabilities		24,058	0
Equity
Share capital		8,786,896	7,994,373
Reserves		6,119,842	5,591,348
Deficit		(13,262,049)	(11,355,752)
Equity		1,644,689	2,229,969
Total equity and liabilities		$ 2,130,105	$ 2,481,925

[1]	Note 5.
[2]	Note 8.
[3]	Note 6.
[4]	Note 4.